Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents (Note 6)	$ 105,310	$ 476,714
Restricted cash (Note 6)	37,672	36,085
Trade receivables, net (Note 7)	186,363	344,030
Other accounts receivable (Note 8)	264,261	421,770
Related parties (Note 15)	42,228	163,344
Materials and supplies	53,853	60,964
Prepayments	32,465	22,696
Total current assets	722,152	1,525,603
Non-current
Other accounts receivable (Note 8)	238,000	0
Property, vessels and equipment, net (Note 9)	2,531,996	2,285,420
Right-of-use assets (Note 10)	354,232	560,099
Intangible assets (Note 12)	151,250	141,484
Concession rights, net (Note 11)	1,892	5,676
Other non-current assets	31,025	45,493
Total non-current assets	3,308,395	3,038,172
Total assets	4,030,547	4,563,775
Short-term
Short-term portion of the financial debt (Note 14)	129,085	139,189
Short-term leases liabilities (Note 10)	58,245	60,578
Trade payables	228,959	262,159
Accounts payable and accrued expenses (Note 16)	525,108	499,529
Related parties (Note 15)	1,458	87,573
Total short-term liabilities	942,855	1,049,028
Long-term
Long-term portion of the financial debt (Note 14)	53,644	118,737
Long-term lease liabilities (Note 10)	297,268	526,781
Accounts payable	23,551	46,742
Employee benefits (Note 23)	150,197	151,481
Deferred income tax (Note 21)	315,624	248,214
Total long-term liabilities	840,284	1,091,955
Total liabilities	1,783,139	2,140,983
Stockholders' equity (Note 17):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Accumulated losses	(963,602)	(565,526)
Other components of equity	999,675	771,958
Controlling interest	2,206,001	2,376,360
Non-controlling interest	41,407	46,432
Total stockholders' equity	2,247,408	2,422,792
Total liabilities and stockholders' equity	$ 4,030,547	$ 4,563,775